12. Income Taxes (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Computed expense at statutory rates	$ 2,079,560	$ 1,448,808
Tax exempt interest & BOLI	(388,524)	(379,715)
Disallowed interest	14,661	20,169
Partnership tax credits	(644,668)	(1,260,200)
New markets tax credit amortization expense	101,390	26,177
Other	(31,332)	5,273
Total income tax (benefit) expense	$ 1,131,087	$ (139,488)